Financial Instruments by Category - Summary of Gains and Losses on Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 325		$ 319	$ 164
Interest loss	(776)		(712)	(749)
Net financial accretion	(364)		(275)	(167)
Net exchange differences	1,325		541	248
Results on financial assets at fair value with changes in profit or loss	289		118	105
Result from derivative financial instruments	7		(9)	(10)
Export Increase Program	22	[1]	0	0
Result from transactions with financial assets	32		0	0
Result from debt exchange	0		0	21
Result from net monetary position	37		146	117
Net financial results	897		128	(271)
Financial and non-financial Assets / Liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	325		319	164
Interest loss	(776)		(712)	(749)
Net financial accretion	(364)		(275)	(167)
Net exchange differences	1,561		638	294
Results on financial assets at fair value with changes in profit or loss	0		0	0
Result from derivative financial instruments	0		0	0
Export Increase Program	0		0	0
Result from transactions with financial assets	0		0	0
Result from debt exchange	0		0	21
Result from net monetary position	37		146	117
Net financial results	783		116	(320)
Financial Assets / Liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	0		0	0
Interest loss	0		0	0
Net financial accretion	0		0	0
Net exchange differences	(236)		(97)	(46)
Results on financial assets at fair value with changes in profit or loss	289		118	105
Result from derivative financial instruments	7		(9)	(10)
Export Increase Program	22		0	0
Result from transactions with financial assets	32		0	0
Result from debt exchange	0		0	0
Result from net monetary position	0		0	0
Net financial results	$ 114		$ 12	$ 49

[1]	See Note 35.g).